Income Taxes	12 Months Ended
Jan. 01, 2012
Income Taxes [Abstract]
Income Taxes

8.    Income Taxes

The provision for taxes on income consists of:

(Dollars in Millions)	2011	2010	2009
Currently payable:
U.S. taxes	$2,392	2,063	2,410
International taxes	1,133	1,194	1,515

Total currently payable	3,525	3,257	3,925

Deferred:
U.S. taxes	(690)	(4)	187
International taxes	(146)	360	(623)

Total deferred	(836)	356	(436)

Provision for taxes on income	$2,689	3,613	3,489

A comparison of income tax expense at the U.S. statutory rate of 35% in 2011, 2010 and 2009, to the Company’s effective tax rate is as follows:

(Dollars in Millions)	2011	2010	2009
U.S.	$3,634	6,392	7,141
International	8,727	10,555	8,614

Earnings before taxes on income:	$12,361	16,947	15,755

Tax rates:
U.S. statutory rate	35.0%	35.0	35.0
International operations excluding Ireland	(14.0)	(7.5)	(6.7)
Ireland and Puerto Rico operations	(1.8)	(5.1)	(5.1)
Research and orphan drug tax credits	(0.8)	(0.6)	(0.6)
U.S. state and local	2.1	1.0	1.8
U.S. manufacturing deduction	(0.8)	(0.5)	(0.4)
U.S. tax on international income	(0.4)	(0.6)	(1.6)
All other (1)	2.5	(0.4)	(0.3)

Effective tax rate	21.8%	21.3	22.1

(1)	Includes U.S. expenses not fully tax deductible primarily related to litigation expense.

The Company has subsidiaries operating in Puerto Rico under various tax incentive grants. The increase in the 2011 tax rate was primarily due to certain U.S. expenses which are not fully tax deductible and higher U.S. state taxes partially offset by increases in taxable income in lower tax jurisdictions relative to higher tax jurisdictions. The decrease in the 2010 tax rate as compared to 2009 was primarily due to decreases in taxable income in higher tax jurisdictions relative to taxable income in lower tax jurisdictions and certain U.S. tax adjustments.

Temporary differences and carryforwards for 2011 and 2010 were as follows:

	2011 Deferred Tax		2010 Deferred Tax
(Dollars in Millions)	Asset	Liability	Asset	Liability
Employee related obligations	$3,028		2,211
Stock based compensation	1,358		1,225
Depreciation		(865)		(769)
Non-deductible intangibles		(2,997)		(2,725)
International R&D capitalized for tax	1,509		1,461
Reserves & liabilities	1,527		948
Income reported for tax purposes	903		691
Net operating loss carryforward international	1,183		1,134
Miscellaneous international	1,261	(422)	1,326	(106)
Miscellaneous U.S.	817		470

Total deferred income taxes	$11,586	(4,284)	9,466	(3,600)

The difference between the net deferred tax on income per the balance sheet and the net deferred tax above is included in taxes on income on the balance sheet. The Company has wholly-owned international subsidiaries that have cumulative net losses. The Company believes that it is more likely than not that these subsidiaries will realize future taxable income sufficient to utilize these deferred tax assets.

The following table summarizes the activity related to unrecognized tax benefits:

(Dollars in Millions)	2011	2010	2009
Beginning of year	$2,307	2,403	1,978
Increases related to current year tax positions	402	465	555
Increases related to prior period tax positions	87	68	203
Decreases related to prior period tax positions	(77)	(431)	(163)
Settlements	(16)	(186)	(87)
Lapse of statute of limitations	(4)	(12)	(83)

End of year	$2,699	2,307	2,403

The unrecognized tax benefits of $2.7 billion at January 1, 2012, if recognized, would affect the Company’s annual effective tax rate. The Company conducts business and files tax returns in numerous countries and currently has tax audits in progress with a number of tax authorities. The U.S. Internal Revenue Service (IRS) has completed its audit for the tax years through 2005; however, there are a limited number of issues remaining open for prior tax years going back to 1999. In other major jurisdictions where the Company conducts business, the years remain open generally back to the year 2003. The Company does not expect that the total amount of unrecognized tax benefits will significantly change over the next twelve months. The Company is not able to provide a reasonably reliable estimate of the timing of any other future tax payments relating to uncertain tax positions.

The Company classifies liabilities for unrecognized tax benefits and related interest and penalties as long-term liabilities. Interest expense and penalties related to unrecognized tax benefits are classified as income tax expense. The Company recognized after tax interest of $47 million expense, $34 million income and $36 million expense in 2011, 2010 and 2009, respectively. The total amount of accrued interest was $350 million and $264 million in 2011 and 2010, respectively.